DISPOSAL OF BUSINESSES - Cash flows (Details) - Shandong Engineering ¥ in Thousands	Oct. 31, 2017 CNY (¥)
Analysis of the cash flow of cash and cash equivalents
Cash consideration received	¥ 387
Cash and bank balances disposed of	(123,530)
Net outflows of cash and cash equivalents in respect of disposal	¥ (123,143)